Derivatives - Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	$ 12,747,876
Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	8,510,577
Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	3,288,478
Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	948,821
Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	9,996,500
Trading Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	575,825
Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	970,679
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	8,024,217
Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	200,895
Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	224,884
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	8,499,775
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	919,623
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	7,580,152
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	644,971
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	51,056
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	444,065
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	79,649
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	70,201
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	851,754
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	575,825
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	121,246
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	154,683
Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,552,297
Trading Derivatives [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	24
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,796,542
Trading Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	34,090
Trading Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	32,655
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	6
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	688,980
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	2,552,273
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,796,542
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	34,090
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	32,655
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	6
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	688,980
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	24
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	24
Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	10,989
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	9,867
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	1,122
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	10,652
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	9,665
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	987
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	337
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	202
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	135
Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	188,090
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	114,897
Trading Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	73,193
Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	150
Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	150
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	90,897
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	57,736
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	33,161
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	97,043
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	57,161
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	39,882
Non Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,580,937
Non Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	1,244,000	$ 1,173,000
Non Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	337,000	310,000
Non Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,421,656
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	225
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,418,487
Non Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	53
Non Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	2,891
Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	126,106
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	29,140
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	96,966
Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,745
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	2,745
Non Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	30,430
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	30,430
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	14,328,813	10,995,677
Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	11,418,156	8,587,081
Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	575,825	445,848
Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	970,904	528,945
Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	9,442,704	7,377,368
Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	200,948	108,135
Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	227,775	126,785
Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,678,403	2,204,473
Derivatives [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	24	3
Derivatives [member] | Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,825,682	1,484,952
Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	34,090	22,272
Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	32,655	22,713
Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	6
Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	785,946	674,533
Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	13,734	13,921
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	12,612	12,227
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	1,122	1,694
Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	218,520	190,202
Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	145,327	142,404
Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 73,193	$ 47,798